Receivables From Customers, Traders And Concession Holders - Schedule of Changes in Provision for Doubtful Accounts (Details) - Eletrobras [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 851	R$ 867	R$ 820
Additions	161	268	174
Changes to estimate assumptions		(93)
Disposals	65	(191)	(127)
Ending Balance	R$ 947	R$ 851	R$ 867